Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 336,937	$ 236,220		$ 264,900
Non-current, Maturity	1,164,786	728,625		327,568
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	557,942	247,539		105,988
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	375,985	267,419		114,662
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	156,634	121,763		55,705
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,565	50,971		12,803
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,660	40,933		38,410
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	336,937	236,220		264,900
Non-current, Maturity	1,164,786	728,625		327,568
Bank Loans [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	143,411	57,402		123,817
Bank Loans [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	193,526	178,818		141,083
Bank Loans [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	557,942	247,537		105,988
Bank Loans [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	375,985	267,420		114,662
Bank Loans [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	156,634	121,764		55,705
Bank Loans [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,565	50,971		12,803
Bank Loans [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,660	$ 40,933		38,410
Bank Loans [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.34%	2.88%	3.54%
Nominal Interest Rate	3.23%	2.79%	2.40%
Secured/ Unsecured	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 10,124	$ 27,409		41,518
Non-current, Maturity	$ 422	$ 27,469		32,845
Bank Loans [Member] | Peru [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.43%	5.64%	5.61%
Nominal Interest Rate	5.32%	5.53%	5.20%
Secured/ Unsecured	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 49,739	$ 3,324		17,901
Non-current, Maturity		47,590		35,210
Bank Loans [Member] | Peru [Member] | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,859	1,441		37,528
Bank Loans [Member] | Peru [Member] | One to three months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	22,268	3,324		17,901
Bank Loans [Member] | Peru [Member] | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,265	25,968		3,990
Bank Loans [Member] | Peru [Member] | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	27,471
Bank Loans [Member] | Peru [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422	27,048		5,320
Bank Loans [Member] | Peru [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		47,590		2,934
Bank Loans [Member] | Peru [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 421		27,103
Bank Loans [Member] | Peru [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				32,276
Bank Loans [Member] | Peru [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Bank Loans [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.90%
Nominal Interest Rate	1.88%
Secured/ Unsecured	Unsecured
Current, Maturity	$ 35,414
Bank Loans [Member] | Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.28%	8.49%	8.32%
Nominal Interest Rate	7.10%	8.21%	6.46%
Secured/ Unsecured	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 30,115	$ 74,267		154,018
Non-current, Maturity	203,104	225,828		119,299
Bank Loans [Member] | Colombia [Member] | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35,414
Bank Loans [Member] | Colombia [Member] | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	13,030	6,006		46,368
Bank Loans [Member] | Colombia [Member] | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	17,085	68,261		107,650
Bank Loans [Member] | Colombia [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	88,625	21,743		42,480
Bank Loans [Member] | Colombia [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	64,963	89,070		12,803
Bank Loans [Member] | Colombia [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,459	72,078		12,803
Bank Loans [Member] | Colombia [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,623	15,916		12,803
Bank Loans [Member] | Colombia [Member] | Over five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,434	$ 27,021		38,410
Bank Loans [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			9.09%
Nominal Interest Rate			13.13%
Secured/ Unsecured			Unsecured
Current, Maturity				5,491
Non-current, Maturity				1,522
Bank Loans [Member] | Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		36.74%	21.74%
Nominal Interest Rate		32.50%	37.06%
Secured/ Unsecured		Unsecured	Unsecured
Current, Maturity		$ 1,251		10,565
Non-current, Maturity				53,732
Bank Loans [Member] | Argentina [Member] | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				5,491
Bank Loans [Member] | Argentina [Member] | One to three months [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,792
Bank Loans [Member] | Argentina [Member] | Three to twelve months [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,251		6,773
Bank Loans [Member] | Argentina [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,522
Bank Loans [Member] | Argentina [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				53,732
Bank Loans [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.80%	3.61%
Nominal Interest Rate	3.83%	3.60%
Secured/ Unsecured	Unsecured	Unsecured
Current, Maturity	$ 44,671	$ 981
Non-current, Maturity	$ 791,329	$ 117,268
Bank Loans [Member] | Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.86%	11.84%	9.61%
Nominal Interest Rate	10.84%	11.56%	14.53%
Secured/ Unsecured	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 166,874	$ 128,988		35,407
Non-current, Maturity	169,931	310,470		84,960
Bank Loans [Member] | Brazil [Member] | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,595	981
Bank Loans [Member] | Brazil [Member] | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	56,245	45,650		12,737
Bank Loans [Member] | Brazil [Member] | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,076
Bank Loans [Member] | Brazil [Member] | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	110,629	83,338		22,670
Bank Loans [Member] | Brazil [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	407,459	38,398
Bank Loans [Member] | Brazil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	61,436	112,758
Bank Loans [Member] | Brazil [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	293,720	76,092
Bank Loans [Member] | Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,302	101,837		42,480
Bank Loans [Member] | Brazil [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	53,532
Bank Loans [Member] | Brazil [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	87,643	49,686		$ 42,480
Bank Loans [Member] | Brazil [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,856
Bank Loans [Member] | Brazil [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,086	35,055
Bank Loans [Member] | Brazil [Member] | Over five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,762	2,778
Bank Loans [Member] | Brazil [Member] | Over five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,464	$ 11,134